Financial instruments (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument | $		$ 3,163		$ 5,272
Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.30%	6.30%	6.30%	6.30%
Bottom of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	3.5	3.5	3.5	3.5
Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	6.50%	6.50%	6.50%	6.50%
Top of range [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate basis	4.5	4.5	4.5	4.5
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 9,164		₨ 7,479
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)	₨ 3,838		1,560
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net Gain (loss)			₨ 7,987